Derivative financial instruments (Details - Hedges) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 16,979,158	R$ 15,240,530
Cash flow hedges [member] | government bonds issued abroad
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	52,517	65,585
Hedge costs reserve	(17,905)	(12,308)
Reserve of cash flow hedges, continuing hedges	0	0
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	0
Cash flow hedges [member] | government bonds issued abroad | Securities issued abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	52,517	65,585
Hedge costs reserve	(17,905)	(12,308)
Reserve of cash flow hedges, continuing hedges	0	0
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	0
Cash flow hedges [member] | Non-Deliverable Forwards
Disclosure of detailed information about financial instruments [line items]
Notional value	954,085	1,247,403
carrying amount of hedges	(47,268)	(64,539)
Changes in the value of the hedging instrument recognized in OCI	(52,167)	(64,824)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	350	761
Hedge costs recognized in OCI	(5,597)	(12,308)
Reclassification adjustments on cash flow hedges, net of tax	0	0
Amount reclassified from the hedge costs reserve to statements of income	0	0
Cash flow hedges [member] | Non-Deliverable Forwards | Securities issued abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	954,085	1,247,403
carrying amount of hedges	(47,268)	(64,539)
Changes in the value of the hedging instrument recognized in OCI	(52,167)	(64,824)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	350	761
Hedge costs recognized in OCI	(5,597)	(12,308)
Reclassification adjustments on cash flow hedges, net of tax	0	0
Amount reclassified from the hedge costs reserve to statements of income	0	0
Fair value hedges [member] | loan portfolios, including FGTS withdrawal advances and payroll loans [Member]
Disclosure of detailed information about financial instruments [line items]
carrying amount of hedges	10,549,957	6,546,418
Adjustment to gross fair value recorded in the statement of income	185,229	(575,411)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(247,217)	39,036
Fair value hedges [member] | loan portfolios, including FGTS withdrawal advances and payroll loans [Member] | Credit operation hedging [Member]
Disclosure of detailed information about financial instruments [line items]
carrying amount of hedges	2,936,665	3,165,012
Adjustment to gross fair value recorded in the statement of income	139,973	(352,122)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(75,798)	248,452
Fair value hedges [member] | loan portfolios, including FGTS withdrawal advances and payroll loans [Member] | Hedge of mortgage lending transactions [Member]
Disclosure of detailed information about financial instruments [line items]
carrying amount of hedges	7,613,292	3,381,406
Adjustment to gross fair value recorded in the statement of income	45,256	(223,289)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(171,419)	(209,416)
Fair value hedges [member] | DI Future Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	10,550,092	6,641,294
carrying amount of hedges	3,103	18,190
Changes in the value used for calculating hedge ineffectiveness for the period	(182,666)	563,288
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2,563	(12,123)
Fair value hedges [member] | DI Future Rate [Member] | Credit operation hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,936,800	3,218,086
carrying amount of hedges	(658)	9,218
Changes in the value used for calculating hedge ineffectiveness for the period	(140,971)	343,477
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(998)	(8,645)
Fair value hedges [member] | DI Future Rate [Member] | Hedge of mortgage lending transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	7,613,292	3,423,208
carrying amount of hedges	3,761	8,972
Changes in the value used for calculating hedge ineffectiveness for the period	(41,695)	219,811
Gain (loss) on hedge ineffectiveness recognised in profit or loss	3,561	(3,478)
Hedges of net investment in foreign operations [member] | Investments in subsidiaries abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(129,256)	188,721
Foreing currency translation reserve	14,263	(128,500)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	0	0
Hedges of net investment in foreign operations [member] | Investments in subsidiaries abroad [Member] | Securities issued abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(129,256)	188,721
Foreing currency translation reserve	14,263	(128,500)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	0	0
Hedges of net investment in foreign operations [member] | Dollar futures contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,208,839	1,331,593
carrying amount of hedges	18,426	(3,505)
Changes in the value used for calculating hedge ineffectiveness for the period	233,429	(152,602)
Changes in the value of the hedging instrument recognized in OCI	142,762	(145,241)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	104,173	36,119
Amount reclassified from the hedge costs reserve to statements of income	0	0
Hedges of net investment in foreign operations [member] | Dollar futures contract [Member] | Securities issued abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,208,839	1,331,593
carrying amount of hedges	18,426	(3,505)
Changes in the value used for calculating hedge ineffectiveness for the period	233,429	(152,602)
Changes in the value of the hedging instrument recognized in OCI	142,762	(145,241)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	104,173	36,119
Amount reclassified from the hedge costs reserve to statements of income	R$ 0	R$ 0